Finance income/(expense) - Summary of Financial Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ 667,710	€ 11,535,811	€ (927,768)	€ 14,971,998
Interest (expense)/income over bank balances	(11,161)	(33,457)	95,366	(78,516)
Other finance expenses	(4,879)	(550)	(10,193)	(499)
Total finance (expenses)/income	€ 651,670	€ 11,501,804	€ (842,595)	€ 14,892,983